Prospectus, June 25, 2001
Evergreen Money Market Funds


Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen U.S. Government Money Market Fund

Class S1

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS


FUND RISK/RETURN SUMMARIES:
Overview of Fund Risks                           1
Evergreen Money Market Fund                      2
Evergreen Municipal Money Market
   Fund                                          4
Evergreen U.S. Government Money
  Market Fund                                    6


GENERAL INFORMATION:
The Funds' Investment Advisor                     8
Calculating the Share Price                       8
How to Choose an Evergreen Fund                   8
How to Choose the Share Class                     8
  That Best Suits You
How to Buy and Redeem Shares                      9
Other Services                                    9
The Tax Consequences of
   Investing in the Funds                         9
Fees and Expenses of the Funds                    10
Other Fund Practices                              11



In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income consistent with stability of principal and liquidity. Evergreen Municipal Money Market Fund also seeks current income which is exempt from federal income tax.


Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

Investment Goal
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors
What are the specific risks for an investor in the Fund?

Performance
How well has the Fund performed in the past year? The past five years? The past ten years?

Expenses
How much does it cost to invest in the Fund?

                             OVERVIEW OF FUND RISKS


Money Market
 Funds
typically rely on a combination of the following strategies:
o    maintaining $1.00 per share net asset value;

o investing in high-quality, short-term money market instruments including U.S. government securities;

o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and

o selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate: ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:
o are seeking a conservative investment which invests in relatively safe securities;

o    are seeking a Fund for short-term investment; and

o    are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors for All Mutual Funds
Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o  not insured,  endorsed or  guaranteed by the FDIC or any  government  agency
o subject to investment risks, including possible loss of your original investment

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.


Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk
When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

MONEY MARKET FUND


FUND FACTS:

Goals:
o        High Current Income
o        Preservation of Capital
o        Liquidity

Principal Investments:
o        Money Market Instruments
o        Short-term Corporate Debt Securities

Class of Shares Offered in this Prospectus:
o        Class S1

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
o        Monthly



INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including the Inter-american Development Bank and the International Bank for Reconstruction and Development. The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity greater than 397 days.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

Because obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)*
    1991      1992   1993    1994     1995
    6.26      3.88   3.22    3.98     5.66

    1996      1997   1998    1999     2000
    5.22      5.33   5.26    4.93     6.11


Best Quarter:        1st  Quarter 1991          +1.77%*
Worst Quarter:       1st Quarter 1993           +0.78%*

Year-to-date total return through 3/31/2001 was +1.37%.*

The next table lists the average annual total return of the Fund's Class I shares over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(For the period ended 12/31/2000)*
             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               11/2/1987

Class I      11/2/1987   6.11%   5.37%    4.98%    5.79%

* Since Class S1 shares have no previous operating history, the performance shown is for Class I shares which are not offered in this prospectus. The performance of each class will differ only to the extent that the classes do not have the same expenses. Total Returns and Average Annual Total Return include the effects of Rule 12b-1 fees and expenses. The Rule 12b-1 fees are 0.60% for Class S1. Class I shares pay no Rule 12b-1 fees. If Class S1 had been in existence for the periods presented above, its total returns would have been lower.

To obtain current yield information call 1-800-343-2898.


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+
                                                    Total
               Management                 Other     Fund
                  Fees     12b-1 Fees   Expenses    Operating
                                                    Expenses++
  Class S1       0.39%       0.60%        0.21%       1.20%

+Estimated expenses for the fiscal year ending 1/31/2002.
++From time to time, the Class S1 shares' 12b-1 fees may be voluntarily reduced or waived. The 12b-1 fees and Total Fund Operating Expenses do not reflect the estimated 12b-1 fee reductions. Including estimated fee reductions, the 12b-1 fees are estimated to be 0.25% and Total Fund Operating Expenses are estimated to be 0.85% for Class S1 shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

After:       Class S1

  1 year     $122
 3 years     $381
 5 years     $660
10 years     $1,455

MUNICIPAL MONEY MARKET FUND

FUND FACTS:

Goals:
o        High Current Income Exempt from Federal Tax
o        Preservation of Capital
o        Liquidity

Principal Investment:
o        Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
o        Class S1

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
o        Monthly


INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)*
       1991    1992   1993    1994    1995
       4.88    3.16   2.48    2.76    3.77

       1996    1997   1998    1999    2000
       3.39    3.50   3.40    3.18    4.01

Best Quarter:          1st Quarter 1991           +1.30%*
Worst Quarter:         1st Quarter 1994           +0.60%*

Year-to-date total return through 3/31/2001 was +0.83%.*

The next table lists the average annual total return for the Fund's Class I shares over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*
             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               11/2/1988

Class I      11/2/1988   4.01%   3.49%    3.45%    3.97%

* Since Class S1 shares have no previous operating history, the performance shown is for Class I shares which are not offered in this prospectus. The performance of each class will differ only to the extent that the classes do not have the same expenses. Total Return and Average Annual Total Return include the effects of Rule 12b-1 fees and expenses. The Rule 12b-1 fees are 0.60% for Class S1. Class I shares pay no Rule 12b-1 fees. If Class S1 had been in existence for the periods presented above, its total returns would have been lower.

To obtain current yield information call 1-800-343-2898.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+
                                               Total Fund
             Management   12b-1     Other       Operating
                Fees        Fees    Expenses   Expenses++
Class S1        0.43%      0.60%      0.16%       1.19%

+Estimated expenses for the fiscal year ending 1/31/2002.
++ From time to time, the Class S1 shares' 12b-1 fees may be voluntarily reduced or waived. The 12b-1 fees and the Total Fund Operating Expenses do not reflect the estimated 12b-1 fee reductions. Including estimated fee reductions, the 12b-1 fees are estimated to be 0.50% and Total Fund Operating Expenses are estimated to be 1.09% for Class S1 shares.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:   Class S1

   1 year    $121
   3 years   $378
   5 years   $654
 10 years    $1,443

U.S. GOVERNMENT MONEY MARKET FUND

FUND FACTS:

Goals:
o        High Current Income
o        Preservation of Capital
o        Maintain Liquidity

Principal Investment:
o        Short-term U.S. Government Securities

Class of Shares
Offered in this
Prospectus:
o        Class S1

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
o        Monthly


INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest primarily in high-quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities. In addition, the Fund may invest in obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

PERFORMANCE

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+


------------ ---------- ------------- ---------- --------------
             Management 12b-1         Other      Total Fund
             Fees       Fees          Expenses   Operating
                                                 Expenses++
------------ ---------- ------------- ---------- --------------
------------ ---------- ------------- ---------- --------------
Class S1     0.40%      0.60%         0.35%      1.35%
------------ ---------- ------------- ---------- --------------
+Estimated for the fiscal year ending 1/31/2002.
++From time to time, the Class S1 shares' 12b-1 fees may be voluntarily reduced or waived. The 12b-1 fees and Total Fund Operating Expenses do not reflect the estimated fee reductions. Including estimated fee reductions, the 12b-1 fees are estimated to be 0.15%, and Total Fund Operating Expenses are estimated to be 0.90% for Class S1 shares.


The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses



After:              Class S1

1 year               $137
3 years              $428

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $246.4 billion in consolidated assets as of 5/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to each Fund. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $91.3 billion in assets for 107 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.


For the fiscal year ended 1/31/2001, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                             % of the Fund's
Fund                                          average daily
                                               net assets
Money Market Fund*                                0.39%
Municipal Money Market Fund**                     0.43%

*Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC.

**Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.

Evergreen U.S. Government Money Market Fund will pay EIMC an annual contractual advisory fee of 0.40% of its average daily net assets for the fiscal year ended 1/31/2002.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of the Fund is accepted at or before 2 p.m. Eastern time for Money Market Fund and U.S. Government Money Market Fund, and 12:00 Noon Eastern time for Municipal Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.


HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Funds offer up to six different share classes: Class A, Class B, Class C, Class I, Class S and Class S1. Only Class S1 shares are offered in this prospectus.

Each Fund offers Class S1 shares at net asset value (NAV) without a front-end sales charge or a deferred sales charge. However, Class S1 shares are subject to a 0.60% 12b-1 fee, a portion of which may be voluntarily waived. Class S1 shares are sold through certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributors Inc. (EDI). Certain broker-dealers and other financial institutions may impose a fee in connection with Class S1 share purchases of the Funds.


HOW TO BUY AND REDEEM SHARES

You can redeem your Class S1 shares of the Funds at NAV through certain broker-dealers and financial institutions which have selling agreements with EDI on any day the New York Stock Exchange is open pursuant to the Fund's procedures. Investors should refer to their broker-dealer or financial institution as appropriate for instruction and further information.


OTHER SERVICES

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains) o On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Municipal Money Market Fund expects that substantially all of its regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent the regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Funds pay a monthly dividend from the dividends, interest and other income on the securities in which they invest.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers.) It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by the Funds during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Your broker-dealer or financial institution provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class S1 shares. Up to 0.60% of the average daily net assets of Class S1 shares may be payable as 12b-1 fees; however, all or a portion of these fees may be voluntarily waived from time to time. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

OTHER FUND PRACTICES

Taxable securities in which Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the Statement of Additional Information for more information regarding other investment practices used by the Funds, including risks.

                                 Evergreen Funds

Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund
Intermediate Term Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Core Equity Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds
Aggressive  Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular Growth Fund
Select Small Cap Growth Fund
Select Strategic  Growth Fund
Small Company  Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

     For More Information About the Evergreen Money Market Funds, Ask for:

     The Funds' most recent Annual or Semi-Annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.



     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.



     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.



     Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009 or by electronic request at the following email address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                           Evergreen Distributor, Inc.

                                 90 Park Avenue

                            New York, New York 10016

                                                     SEC File No.:  811-08555


                                                             558704

                               Prospectus, June 1, 2001, as amended July 1, 2001


Evergreen Money Market Funds


Evergreen  California  Municipal  Money  Market Fund
Evergreen  Florida  Municipal  Money  Market Fund
Evergreen  Money  Market Fund
Evergreen  Municipal  Money Market Fund
Evergreen  New Jersey  Municipal  Money Market  Fund
Evergreen  New York  Municipal  Money  Market Fund
Evergreen  Pennsylvania  Municipal  Money  Market  Fund
Evergreen  Treasury Money Market Fund
Evergreen  U.S. Government Money  Market Fund


Class S


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:
Overview of Fund Risks                           1
Evergreen  California  Municipal  Money
 Market Fund                                     2
Evergreen Florida Municipal Money
 Market Fund                                     4
Evergreen Money Market Fund                      6
Evergreen Municipal Money Market Fund            8
Evergreen New Jersey Municipal Money
 Market Fund                                    10
Evergreen New York Municipal  Money
 Market Fund                                    12
Evergreen Pennsylvania Municipal Money
  Market Fund                                   14
Evergreen Treasury Money Market Fund            16
Evergreen  U.S. Government Money  Market Fund   18




GENERAL INFORMATION:
The Funds' Investment Advisor                   20
Calculating the Share Price                     20
How to Choose an Evergreen Fund                 20
How to Choose the Share Class
That Best Suits You                             21
How to Buy and Redeem Shares                    21
Other Services                                  21
The Tax Consequences of
Investing in the Funds                          21
Fees and Expenses of the Funds                  22
Financial Highlights                            23
Other Fund Practices                            29


IN GENERAL, Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income consistent with stability of principal and liquidity. Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund also seek current income which is exempt from federal income tax and applicable state taxes.


FUND SUMMARIES KEY
Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much  does it cost to invest in the  Fund?

                             OVERVIEW OF FUND RISKS

Money Market  Funds
TYPICALLY RELY ON A COMBINATION OF THE FOLLOWING STRATEGIES:
o        maintaining $1.00 per share net asset value;

o investing in high-quality, short-term money market instruments including U.S. government securities;

o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and

o selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate: ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary.

MAY BE APPROPRIATE FOR INVESTORS WHO:
o are seeking a conservative investment which invests in relatively safe securities;

o        are seeking a Fund for short-term investment; and

o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

RISK FACTORS FOR ALL MUTUAL FUNDS
Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o not insured, endorsed or guaranteed by the FDIC or any government agency o subject to investment risks, including possible loss of your original investment

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

FOLLOWING ARE SOME OF THE MOST IMPORTANT FACTORS THAT MAY AFFECT THE VALUE OF YOUR INVESTMENT. OTHER FACTORS MAY BE DESCRIBED IN THE DISCUSSION FOLLOWING THIS
OVERVIEW:

INTEREST RATE RISK
When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

CREDIT RISK
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

CONCENTRATION RISK
An investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a Fund that invests its assets in numerous states. The Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal securities issuers to pay interest and principal on their debt obligations.

NON-DIVERSIFICATION RISK An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, it may invest a greater percentage of assets in a single issuer than may be invested in a diversified fund. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio.

CALIFORNIA MUNICIPAL MONEY MARKET FUND

FUND FACTS:

Goals:
o        High Current Income Exempt from Federal and California State Income
         Taxes
o        Preservation of Capital
o        Liquidity

Principal Investment:
o        Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
o        Class S

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
o        Monthly

INVESTMENT GOAL

The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from California personal income tax, as is believed to be consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities, including municipal bonds, notes and commercial paper issued by the State of California or its political subdivisions, agencies, instrumentalities, or other governmental units. Under normal circumstances, at least 80% of the Fund's annual interest income will be exempt from federal income tax other than the federal alternative minimum tax and, to the extent possible, from California personal income tax. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

The performance of the Fund is influenced by the political, economic and statutory environment within the State of California. The Fund invests in obligations of California issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the State. Some of these conditions may include the uncertainty of the recent power shortages and the slowing of economic growth as a result of the national economic slowdown and a cyclical downturn in the high technology sector. In addition, state revenues have been adversely affected by recent stock market declines. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

For more information on the factors that could affect the ability of California municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning California" in the Statement of Additional Information.

Distributions of capital gains and other taxable income will be subject to tax under the California personal income tax. Corporations subject to the California corporation franchise tax will generally be subject to tax on all distributions of income from the Fund.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

PERFORMANCE


Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

------------ ---------- -------- ----------- --------------
             Management 12b-1    Other       Total Fund
             Fees       Fees     Expenses    Operating
                                             Expenses++
------------ ---------- -------- ----------- --------------
------------ ---------- -------- ----------- --------------
Class S      0.45%      0.60%    0.26%       1.31%
------------ ---------- -------- ----------- --------------

+ Estimated for the fiscal year ending 1/31/2002.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses are estimated to be 1.18% for Class S.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

-------------------- ---------------
                        Class S
-------------------- ---------------
-------------------- ---------------
After:
-------------------- ---------------
-------------------- ---------------
1 year               $133
-------------------- ---------------
-------------------- ---------------
3 years              $415
-------------------- ---------------

Florida Municipal Money Market Fund

FUND FACTS:

GOALS:
o        High Current Income Exempt from Federal and Florida State Tax
o         Maintain Liquidity
o        Stability of Principal

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class S

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

DIVIDEND PAYMENT SCHEDULE:
o        Monthly

INVESTMENT GOAL

The Fund seeks to provide Florida residents an investment that is, to the extent possible, exempt from the Florida intangible personal property tax and to seek as high a level of current income exempt from regular federal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in high quality short-term debt obligations issued by the State of Florida, possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from the Florida intangible personal property tax, and are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings: o INTEREST RATE RISK o CREDIT RISK
o CONCENTRATION RISK o NON-DIVERSIFICATION RISK The performance of the Fund is influenced by the political, economic and statutory environment within the State of Florida. The Fund invests in obligations of Florida issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the state. Some of these conditions include state budgetary problems associated with the state's growing population, its reliance on tourism, and the impact which both of these factors may have on the state's tax base and revenues. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of Florida municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Florida" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short -term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class S shares of the Fund in each calendar year since 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS S SHARES (%)*
1999       2000
2.66       3.33

BEST QUARTER:        2ND QUARTER 2000            +0.90%*
WORST QUARTER:       1ST  QUARTER 1999           +0.54%*

Year-to-date total return through 3/31/2001 was +0.63%.

The next table lists the Fund's average annual total return for Class S shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*

             Inception                            Performance
             Date of     1 year  5 year   10      Since
               Class                       year   10/26/1998
Class S      6/30/2000   3.33%     N/A     N/A      2.97%

* Historical performance shown for Class S prior to its inception is based on the performance of Class A, the original class offered. Class A shares are not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 0.60% 12b-1 fees. These fees are 0.30% for Class A. If the fees for Class S had been reflected, returns would have been lower.


 EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                              TOTAL FUND
             MANAGEMENT   12B-1     OTHER      OPERATING
                FEES        FEES    EXPENSES   EXPENSES
Class S         0.41%      0.60%     0.14%       1.15%



The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
     After:         Class S
      1 year        $117
      3 years       $365
      5 years       $633
     10 years       $1,398

Money Market Fund

FUND FACTS:

GOALS:
o        High Current Income
o        Preservation of Capital
o        Liquidity

PRINCIPAL INVESTMENTS:
o        Money Market Instruments
o        Short-term Corporate Debt Securities

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class S

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

DIVIDEND PAYMENT SCHEDULE:
o        Monthly


INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including the Inter-american Development Bank and the International Bank for Reconstruction and Development. The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK

Because obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS S SHARES (%)*
       1991     1992     1993   1994    1995
       6.26     3.88     3.22   3.98    5.66
       1996     1997     1998   1999    2000
       5.22     5.33     5.26   4.93    5.79

BEST QUARTER:        1ST QUARTER 1991             +1.77%*
WORST QUARTER:       1ST QUARTER 1993             +0.78%*

Year-to-date total return through 3/31/2001 was +1.22%.

The next table lists the Fund's average annual total return for Class S shares over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)   *
             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               11/2/1987
  Class S    6/30/2000   5.79%    5.30%    4.95%     5.76%

* Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I shares are not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 0.60% 12b-1 fees. Class I does not pay 12b-1 fees. If the fees for Class S had been reflected, returns would have been lower.


 EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                    TOTAL
                                                    FUND
               MANAGEMENT                 OTHER     OPERATING
                  FEES     12B-1 FEES   EXPENSES     EXPENSES
Class S          0.39%       0.60%        0.21%       1.20%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:              Class S
  1 year            $ 122
 3 years            $ 381
 5 years            $ 660
10 years            $ 1,455

Municipal Money Market Fund

FUND FACTS:

GOALS:
o        High Current Income Exempt from Federal Tax
o        Preservation of Capital
o        Liquidity

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class S

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

DIVIDEND PAYMENT SCHEDULE:
o        Monthly


INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class S shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS S SHARES (%)*
   1991    1992   1993    1994   1995
   4.88    3.16   2.48    2.76   3.77
   1996    1997   1998    1999   2000
   3.39    3.50   3.40    3.18   3.70

BEST QUARTER:        1ST QUARTER 1991             +1.30%*
WORST QUARTER:       1ST QUARTER 1994             +0.60%*

Year-to-date total return through 3/31/2001 was +0.68%.

The next table lists the Fund's average annual total return for Class S shares over the past one, five and ten years and since inception (through 12/31/2000).This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*

             Inception                             Performance
             Date of     1       5 year   10 year  Since
               Class     year                      11/2/1988
  Class S    6/30/2000   3.70%   3.43%     3.42%     3.94%
* Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I shares are not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 0.60% 12b-1 fees. Class I does not pay 12b-1 fees. If the fees for Class S had been reflected, returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           TOTAL
            MANAGEMENT   12B-1   OTHER     FUND
               FEES       FEES   EXPENSES  OPERATING
                                            EXPENSES
 Class S      0.43%      0.60%    0.16%      1.19%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES


 After:                Class S
1 year                  $121
3 years                 $378
5 years                 $654
10 years                $1,443

New Jersey Municipal Money Market Fund

FUND FACTS:

GOAL:
o        High Current Income Exempt from Federal and New Jersey State Tax
o        Maintain Liquidity
o        Stability of Principal

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class S

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

DIVIDEND PAYMENT SCHEDULE:
o        Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in municipal money market securities issued by the State of New Jersey, possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from the New Jersey gross income tax, and which are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.


The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings: o INTEREST RISK o CREDIT RISK o CONCENTRATION RISK o NON-DIVERSIFICATION RISK The performance of the Fund is influenced by the political, economic and statutory environment within the State of New Jersey. The Fund invests in obligations of New Jersey issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the state. Some of these conditions include the state's slowing growth rate since 1987 and the job losses which have occurred in certain sectors of New Jersey's economy. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of the New Jersey municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New Jersey" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class S shares of the Fund in each calendar year since 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS S SHARES (%)*
      1999     2000
      2.54     3.31

BEST QUARTER:         2ND QUARTER 2000            +0.90%*
WORST QUARTER:        1ST QUARTER 1999            +0.53%*

Year-to-date total return through 3/31/2001 was +0.64%.

The next table lists the Fund's average annual total return for Class S shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*
             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               10/26/1998
Class S      6/30/2000   3.31%     N/A      N/A      2.90%
* Historical performance shown for Class S prior to its inception is based on the performance of Class A, the original class offered. Class A shares are not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 0.60% 12b-1 fees. These fees are 0.30% for Class A. If the fees for Class S had been reflected, returns would have been lower.


 EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           TOTAL
            MANAGEMENT   12B-1   OTHER     FUND
               FEES       FEES   EXPENSES  OPERATING
                                            EXPENSES
 Class S      0.41%      0.60%    0.11%      1.12%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

   After:         Class S
   1 year          $114
   3 years         $356
   5 years         $617
10 years           $1,363

NEW YORK MUNICIPAL MONEY MARKET FUND

FUND FACTS:

 Goals:
o High Rate of Current Income Exempt from Federal and New York State and New York City Income Tax
o        Preservation of Capital
o        Maintenance of Liquidity

 Principal Investment:
o        Municipal Money Market  Securities

Class of Shares Offered in this Prospectus:
o        Class S

 Investment Advisor:
o        Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
o        Monthly


INVESTMENT GOAL
The Fund seeks as high a rate of current income exempt from federal income tax and New York State and New York City personal income taxes as is believed to be consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in New York tax-exempt securities, which are debt obligations issued by the State of New York, or any of its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from New York State and New York City personal income taxes. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

The performance of the Fund is influenced by the political, economic and statutory environment within the State of New York. The Fund invests in obligations of New York issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the State. Some of these conditions may include the valuation of real estate and the performance of the banking industry, as well as other factors which may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of New York municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New York" in the Statement of Additional Information.

Distributions of capital gains and other taxable income will be subject to tax under the personal income taxes of New York State, New York City and other New York municipalities. Corporations subject to the New York State corporation franchise tax or the New York City general corporation tax will generally be subject to tax on all distributions of income from the Fund.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

------------ ---------- -------- ------------ --------------
             Management 12b-1    Other        Total Fund
             Fees       Fees     Expenses     Operating
                                              Expenses++
------------ ---------- -------- ------------ --------------
------------ ---------- -------- ------------ --------------
Class S      0.40%      0.60%    0.23%        1.23%
------------ ---------- -------- ------------ --------------

+ Estimated for the fiscal year ending 1/31/2002.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses are estimated to be 1.18% for Class S.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

-------------------- ---------------
                        Class S
-------------------- ---------------
-------------------- ---------------
After:
-------------------- ---------------
-------------------- ---------------
1 year               $125
-------------------- ---------------
-------------------- ---------------
3 years              $390
-------------------- ---------------

Pennsylvania Municipal Money Market Fund

FUND FACTS:

GOALS:
o        High Current Income Exempt from Federal Tax and Pennsylvania State Tax
o        Preservation of Capital
o        Liquidity

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class S

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

DIVIDEND PAYMENT SCHEDULE:
o        Monthly


INVESTMENT GOAL

The Fund seeks to provide investors with as high a level of current income exempt from regular federal income tax, as is consistent with preservation of capital and providing liquidity.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in municipal money market securities issued by the Commonwealth of Pennsylvania, possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from the Pennsylvania income tax, and are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its net assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK
o        CONCENTRATION RISK
o        NON-DIVERSIFICATION RISK

The performance of the Fund is influenced by the political, economic and statutory environment within the Commonwealth of Pennsylvania. The Fund invests in obligations of Pennsylvania issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the Commonwealth. Some of these conditions include adverse changes to the statewide, regional or local economies which affect the creditworthiness of the
Commonwealth and certain other non-governmental related issuers and may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of the Pennsylvania municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Pennsylvania" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market, and has a greater number of investors, issuers and market makers than the market for short-term tax exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class S shares of the Fund in each calendar year since 8/15/1991. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS S SHARES (%)*
1992      1993   1994   1995   1996
2.87      2.12   2.54   3.66   3.07
1997      1998   1999   2000
3.23      3.09   2.96   3.53

BEST QUARTER:         2ND QUARTER 2000            +0.99%*
WORST QUARTER:       1ST QUARTER 1994             +0.49%*

Year-to-date total return through 3/31/2001 was +0.64%.

The next table lists the Fund's average annual total return for Class S shares over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*

             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               8/15/1991
  Class S    6/30/2000   3.53%    3.17%     N/A      3.06%
* Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I shares are not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 0.60% 12b-1 fees. Class I does not pay 12b-1 fees. If the fees for Class S had been reflected, returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.


 ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           TOTAL
            MANAGEMENT   12B-1   OTHER     FUND
               FEES       FEES   EXPENSES  OPERATING
                                            EXPENSES
 Class S      0.36%      0.60%    0.14%      1.10%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

   After:      Class S
   1 year       $112
   3 years      $350
   5 years      $606
 10 years       $1,340

TREASURY MONEY MARKET FUND

FUND FACTS:

GOALS:
o        Stability of Principal
o        Current Income

PRINCIPAL INVESTMENTS:
o        Short-term U.S. Treasury Obligations
o        Repurchase Agreements backed by Short-term Obligations

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class S

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

DIVIDEND PAYMENT SCHEDULE:
o        Monthly


INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income.



INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest in short-term U.S. Treasury obligations (with an average dollar-weighted maturity of 60 days or less) and repurchase agreements backed at least 65% by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK

PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class S shares of the Fund in each calendar year since 3/6/1991. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS S SHARES (%)*
1992     1993   1994    1995   1996
3.36     2.73   3.75    5.38   4.78
1997     1998   1999    2000
4.91     4.83   4.33    5.43

BEST QUARTER:         4TH QUARTER 2000            +1.39%
WORST QUARTER:        3RD QUARTER 1993            +0.67%*

Year-to-date total return through 3/31/2001 was +1.15%.

The next table lists the Fund's average annual total return for Class S shares over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*
             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                                3/6/1991
  Class S    6/30/2000   5.43%    4.86%     N/A      4.47%
* Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered. Class A shares are not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the class' 0.60% 12b-1 fees. Class A pays 12b-1 fees of 0.30%. If the fees for Class S had been reflected, returns would have been lower.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.


 ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                           TOTAL FUND
            MANAGEMENT   12B-1   OTHER      OPERATING
               FEES       FEES   EXPENSES   EXPENSES
Class S       0.31%      0.60%    0.12%       1.03%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

  After:      Class S
   1 year       $105
   3 years      $328
   5 years      $569
 10 years       $1,259

U.S. GOVERNMENT MONEY MARKET FUND

FUND FACTS:

Goals:
o        High Current Income
o        Preservation of Capital
o        Maintain Liquidity

Principal Investment:
o        Short-term U.S. Government Securities

Class of Shares
Offered in this
Prospectus:
o        Class S

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
o        Monthly


INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest primarily in high-quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities. In addition, the Fund may invest in obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

PERFORMANCE

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Shareholder Transaction Expenses       Class A   Class B  Class C   Class I
Maximum deferred sales charge
   (as a % of either the redemption
   amount or initial investment,
   whichever is lower)                   None    5.00%    2.00%    None


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

------------ ---------- -------- ----------- --------------
             Management 12b-1    Other       Total Fund
             Fees       Fees     Expenses    Operating
                                             Expenses
------------ ---------- -------- ----------- --------------
------------ ---------- -------- ----------- --------------
Class S      0.40%      0.60%    0.35%       1.35%
------------ ---------- -------- ----------- --------------
+ Estimated for the fiscal year ending 1/31/2002.


The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

----------- --------
            Class S

----------- --------
----------- --------
After:
----------- --------
----------- --------
1 year      $137
----------- --------
----------- --------
3 years     $428
----------- --------

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $246.4 billion in consolidated assets as of 5/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $91.3 billion in assets for 107 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 1/31/2001, the aggregate advisory fee paid to the investment advisor by the Funds listed below was as follows:

FUND                                % OF THE FUND'S AVERAGE
                                         DAILY NET ASSETS
Florida Municipal Money Market Fund*                 0.41%
Money Market Fund**                                  0.39%
Municipal Money Market Fund*                         0.43%
New Jersey Municipal Money Market Fund*              0.41%
Pennsylvania Municipal Money Market Fund*            0.36%
Treasury Money Market Fund**                         0.31%

*Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.

 **Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC.

For the fiscal year ending 1/31/2002, each Fund will pay EIMC an annual contractual advisory fee as follows:

                                          % of the Fund's
Fund                                 average daily net assets
California Municipal Money Market Fund        0.45%+
New York Municipal Money Market Fund          0.40%+
U.S. Government Money Market Fund             0.40%
+These fees may be subject to voluntary waivers or reductions. For more information, see the "Expenses" section for each Fund.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open, or as of the time the Exchange closes, if earlier. The Fund calculates the share price for each share by adding up its total assets , subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Shareholders whose purchase of shares of a Fund is accepted at or before 2 p.m. Eastern time for Money Market Fund, Treasury Money Market Fund and U.S. Government Fund, and 12 Noon Eastern time for California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.


HOW TO CHOOSE THE SHARE
CLASS THAT BEST SUITS YOU

After choosing a Fund , you select a share class. Each Fund offers up to six different share classes: Class A, Class B, Class C, Class I, Class S and Class S1. Only Class S shares are offered in this prospectus.

Each Fund offers Class S shares at net asset value (NAV) without a front-end sales charge or a deferred sales charge. However, Class S shares are subject to 0.60% 12b-1 fees. Class S shares are sold through certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributors Inc. (EDI). Certain broker-dealers and other financial institutions may impose a fee in connection with Class S share purchases of the Funds.


HOW TO BUY AND REDEEM SHARES

Class S shares of each Fund are sold at NAV through certain broker-dealers and financial institutions with selling agreements for EDI. You can redeem your Class S shares of each Fund at NAV through certain broker-dealers and financial institutions which have selling agreements with EDI on any day the New York Stock Exchange is open pursuant to the Fund's procedures. Investors should refer to their broker-dealer or financial institution as appropriate for instruction and further information.


OTHER SERVICES

AUTOMATIC REINVESTMENT OF DISTRIBUTIONS
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund  distributions (dividends and capital gains)
o On any profit you make when you sell any or all of your shares.

FUND DISTRIBUTIONS A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund expect that substantially all of their regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

O DIVIDENDS. To the extent the regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o CAPITAL GAINS. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers.) It is not anticipated that any significant capital gains will be realized by the Funds.

DIVIDEND AND CAPITAL GAIN REINVESTMENT
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

PROFITS YOU REALIZE WHEN YOU REDEEM SHARES
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

TAX REPORTING
Your broker-dealer or financial institution provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

MANAGEMENT FEE
The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12B-1 FEES
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class S shares. Up to 1.00% of the average daily net assets of Class S shares may be payable as 12b-1 fees. However, currently the 12b-1 fees for Class S shares are limited to 0.60% of the average daily net assets of the class. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

OTHER EXPENSES
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

TOTAL FUND OPERATING EXPENSES
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL HIGHLIGHTS This section looks in detail at the results for one share in Class S of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. Since the California Municipal Money Market Fund, New York Municipal Money Market Fund and U.S.Government Money Market Fund have not commenced operations as of the date of this prospectus, no financial information is available for these Fund. The tables for Florida Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, Pennsylvania Money Market Fund and Treasury Money Market Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the SAI.

                                   EVERGREEN
                      Florida Municipal Money Market Fund

                                            Year Ended
                                       January 31, 2001 (a)
 CLASS S SHARES
 Net asset value, beginning of period  $   1.00
                                       --------
 Net investment income                     0.02
 Distributions to shareholders from
 Net investment income                    (0.02)
                                       --------
 Net asset value, end of period        $   1.00
                                       --------
 Total return                              1.87%
 Ratios and supplemental data
 Net assets, end of period (millions)  $    163
 Ratios to average net assets
 Expenses#                                 1.16%+
 Net investment income                     3.08%+

(a) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.
++  Represents an amount less than $0.005 per share.

                                                              MONEY MARKET FUNDS

                                   EVERGREEN
                               Money Market Fund

                                           Year Ended
                                      January 31, 2001 (a)
CLASS S SHARES
Net asset value, beginning of period        $  1.00
                                            -------
Net investment income                          0.03
Distributions to shareholders from
Net investment income                         (0.03)
                                            -------
Net asset value, end of period              $  1.00
                                            -------
Total return                                   3.33%
Ratios and supplemental data
Net assets, end of period (millions)        $10,771
Ratios to average net assets
 Expenses#                                     1.15%+
 Net investment income                         5.56%+

(a) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
*   Excluding applicable sales charges.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

MONEY MARKET FUNDS

                                   EVERGREEN
                          Municipal Money Market Fund

                                           Year Ended
                                      January 31, 2001 (a)
CLASS S SHARES
Net asset value, beginning of period         $ 1.00
                                             ------
Net investment income                          0.02
Distributions to shareholders from
Net investment income                         (0.02)
                                             ------
Net asset value, end of period               $ 1.00
                                             ------
Total return                                   1.99%
Ratios and supplemental data
Net assets, end of period (millions)         $  574
Ratios to average net assets
 Expenses#                                     1.16%+
 Net investment income                         3.31%+

(a) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

                                                              MONEY MARKET FUNDS

                                   EVERGREEN
                     New Jersey Municipal Money Market Fund

                                           Year Ended
                                      January 31, 2001 (a)
CLASS S SHARES
Net asset value, beginning of period         $ 1.00
                                             ------
Net investment income                          0.02
Distributions to shareholders from
Net investment income                         (0.02)
                                             ------
Net asset value, end of period               $ 1.00
                                             ------
Total return                                   1.84%
Ratios and supplemental data
Net assets, end of period (millions)         $   98
Ratios to average net assets
 Expenses#                                     1.14%+
 Net investment income                         3.07%+

(a) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

MONEY MARKET FUNDS

                                   EVERGREEN
                    Pennsylvania Municipal Money Market Fund

                                           Year Ended
                                      January 31, 2001 (a)
CLASS S SHARES
Net asset value, beginning of period         $ 1.00
                                             ------
Net investment income                          0.02
Distributions to shareholders from
Net investment income                         (0.02)
                                             ------
Net asset value, end of period               $ 1.00
                                             ------
Total return                                   1.89%
Ratios and supplemental data
Net assets, end of period (millions)         $  140
Ratios to average net assets
 Expenses#                                     1.09%+
 Net investment income                         3.17%+

(a) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

                                                              MONEY MARKET FUNDS

                                   EVERGREEN
                           Treasury Money Market Fund

                                           Year Ended
                                      January 31, 2001 (a)
CLASS S SHARES
Net asset value, beginning of period         $ 1.00
                                             ------
Net investment income                          0.03
Distributions to shareholders from
Net investment income                         (0.03)
                                             ------
Net asset value, end of period               $ 1.00
                                             ------
Total return                                   3.24%
Ratios and supplemental data
Net assets, end of period (millions)         $2,135
Ratios to average net assets
 Expenses#                                     1.04%+
 Net investment income                         5.50%+

(a) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

MONEY MARKET FUNDS

OTHER FUND PRACTICES Taxable securities in which California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund, and Pennsylvania Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund do not intend to concentrate their investments in any one industry. However, from time to time, a Fund may invest 25% or more of its total assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (i) an obligation, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

                                 Evergreen Funds
INSTITUTIONAL MONEY MARKET FUNDS
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

MONEY MARKET FUNDS
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

STATE MUNICIPAL BOND FUNDS
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

NATIONAL MUNICIPAL BOND FUNDS
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund
Intermediate Term Municipal Bond Fund

SHORT AND INTERMEDIATE TERM BOND FUNDS
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

INTERMEDIATE AND LONG TERM BOND FUNDS
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

BALANCED FUNDS
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

GROWTH AND INCOME FUNDS
Blue Chip Fund
Core Equity Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

DOMESTIC GROWTH FUNDS
Aggressive  Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular  Growth Fund
Select Small Cap Growth Fund
Select  Strategic  Growth Fund
Small Company  Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

SECTOR FUNDS
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

GLOBAL AND INTERNATIONAL FUNDS
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

     FOR MORE INFORMATION ABOUT THE
     EVERGREEN MONEY MARKET FUNDS, ASK FOR:

     THE FUNDS' MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     THE STATEMENT OF ADDITIONAL INFORMATION (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

     Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009 or by electronic request at the following email address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                           Evergreen Distributor, Inc.

                                 90 Park Avenue

                            New York, New York 10016


                                                    SEC File No.: 811 08555

                                                 July 3, 2001



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Money Market Trust (the "Trust")
         Registration Statement Nos. 333-42181/811-08555

Ladies and Gentlemen:

     Pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), enclosed are revised versions of the prospectuses (Class S shares and Class S1 shares) contained in the Trust's Post-Effective Amendment No. 15 and Post-Effective Amendment No. 16 to Registration Statement No. 333-42181/811-08555 filed on June 25, 2001, and June 26, 2001, respectively. The prospectuses have been revised as of July 1, 2001. Revised text has been marked with revision tags.

     If you have any questions or would like further information, please call me at (617) 210-3687.


                                                  Very truly yours,

                                                  /s/ Regina Brown

                                                  Regina Brown